Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income (Loss) Before Provision for Income Taxes

The following table represents the components of Income (Loss) before provision for income taxes (in thousands):

	Year ended December 31,
	2025	2024	2023
United States	$(5,432)	$(44,825)	$(63,831)
International	2,554	219	2,159
Total	$(2,878)	$(44,606)	$(61,672)

Schedule of Components of Income Tax Provision

The following table summarizes the components of income tax provision (in thousands):

	Year ended December 31,
	2025	2024	2023
Current:
Federal	$209	$(57)	$(1,112)
State and Local	614	(14)	(309)
Foreign	708	(1,933)	(582)
	1,531	(2,004)	(2,003)
Deferred:
Federal	—	—	—
State and Local	(3)	(47)	(159)
Foreign	475	773	(520)
	472	726	(679)
Provision for (Benefit from) Income Taxes	$2,003	$(1,278)	$(2,682)

Schedule of Reconciliation of U.S. Federal Statutory Tax Rate to Effective Tax Rate

The following table presents a reconciliation of the U.S. federal statutory rate of 21% to the Company’s effective tax rate pursuant to the prospective adoption of ASU 2023-09 for the year ended December 31, 2025 (in thousands, except percentages):

	Year ended December 31, 2025
At Statutory Rate	$(604)	21.00%
State Income Taxes, Net of Federal Effect	376	(13.08)%
Change in Valuation Allowance	(3,638)	126.41%
Nontaxable or Nondeductible Items
Stock Based Compensation Permanent	(4,966)	172.55%
Section 162(m) Limitation	9,808	(340.79)%
Stock Based Compensation - Deferred True-Up	212	(7.38)%
Other Nontaxable or Nondeductible Items	30	(1.06)%
Tax Credits
Federal Research & Development Credits	(68)	2.36%
Other Federal Credits Work Opportunity Tax Credit	(43)	1.50%
Other Tax Credits	9	(0.32)%
Cross-Border Tax Laws
Subpart F Income	135	(4.67)%
Foreign Branch Income	63	(2.17)%
Other Cross-Border Tax Laws	(8)	0.26%
Worldwide Changes in Unrecognized Tax Benefits	78	(2.70)%
Other
Return To Provision - Book Income (Loss)	(83)	2.87%
Fixed asset - Deferred True-Up	284	(9.86)%
Mark to Market- Deferred True-Up	(208)	7.24%
Other	(21)	0.72%
Foreign Tax Effects:
Hong Kong
Return To Provision - Book Income (Loss)	(192)	6.67%
China
Foreign Other	(126)	4.39%
Tax Rate Differential	(75)	2.60%
Various (Does Not Include Unrecognized Tax Benefits)	300	(10.42)%
Current Payable True-Up	(304)	10.58%
Other China	11	(0.40)%
Taiwan
Increase (Decrease) Valuation Allowance	34	(1.19)%
Various (Does Not Include Unrecognized Tax Benefits)	(43)	1.49%
Current Payable True-Up	(171)	5.96%
Other Taiwan	24	(0.85)%
Canada
Return To Provision - Book Income (Loss)	(174)	6.06%
Increase (Decrease) Valuation Allowance	352	(12.23)%
Various (Does Not Include Unrecognized Tax Benefits)	274	(9.51)%
Current Payable True-Up	626	(21.76)%
Foreign Exchange	102	(3.53)%
Other Cayman Islands	9	(0.33)%
Totals	$2,003	(69.59)%

The following table presents a reconciliation of the U.S. federal statutory rate of 21% to the Company’s effective tax rate prior to the adoption of ASU 2023-09:

	Year ended December 31,
	2025	2024	2023
Federal Taxes at Statutory Rate	21.00%	21.00%	21.00%
State Taxes, Net of Federal Benefit	(14.76)	2.63	2.50
Permanent Items:
Other Nondeductible Items	0.84	0.14	(0.35)
Subpart F Income	(4.67)	(0.57)	(1.55)
Stock-Based Compensation	(168.24)	(12.87)	(10.94)
Foreign Withholding Tax	(1.41)	(2.89)	(0.82)
Research & Development Credit	1.71	0.64	0.34
Global Intangible Low-Taxed Income	—	—	(0.46)
Foreign Rate Differential and Foreign Tax Credits	(0.75)	1.36	(1.39)
Canada Provision	—	—	1.92
Change in Valuation Allowance – U.S. Federal	126.41	(5.24)	(5.61)
Change in Valuation Allowance – U.S. States	(3.30)	(2.89)	(0.07)
Change in Valuation Allowance – Foreign	(13.42)	1.99	3.18
Change in Uncertain Tax Position (“FIN48”)	3.23	0.51	(2.54)
Prior Year True-Up	(16.23)	—	—
Other	—	(0.94)	(0.86)
Effective Tax Rate	(69.59)%	2.87%	4.35%

Schedule of Cash Paid Net with Refund

The following table summarized the cash paid, net with refund, for income taxes pursuant to the prospective adoption of ASU 2023-09 for the year ended December 31, 2025 (in thousands):

Year ended December 31, 2025
US - Federal	$100
US - State
Indiana	(100)
Other	50
Total State and Local	$(50)

Foreign
Canada	(1,324)
China	150
Other	42
Total Foreign	$(1,132)
Total Income Taxes Refund, Net	$(1,082)

Schedule of Deferred Income Tax Assets and Liabilities	The following table summarizes significant components of the Company’s deferred tax assets and liabilities (in thousands):
	As of December 31,
	2025	2024
Deferred Tax Assets:
Accounts Receivable	$2,456	$2,373
Inventories	1,964	1,416
Property and Equipment	1,719	1,891
Reserves and Other Accruals	1,371	1,447
Stock-Based Compensation	1,220	1,324
Lease Liabilities	14,212	16,669
Section 174 Costs	1,914	4,149
Credits and Other	1,270	1,409
Net Operating Losses	15,266	17,041
Gross Deferred Tax Assets	41,392	47,719
Valuation Allowance	(25,252)	(28,410)
Total Deferred Tax Assets, Net	16,140	19,309

Deferred Tax Liabilities:
Prepaid Expenses	(1,490)	(1,465)
Other	(1,310)	(1,594)
Right of Use Assets	(12,898)	(15,336)
Total Deferred Tax Liabilities	(15,698)	(18,395)
Net Deferred Tax Assets	$442	$914

Schedule of Reconciliation of Total Change in Valuation Allowance	The following table presents a reconciliation of the total change in the valuation allowance (in thousands):
	Year ended December 31,
	2025	2024
Beginning Balance	$28,410	$25,670
Change Charged to Income Tax Expense	(3,158)	2,740
Ending Balance	$25,252	$28,410

A reconciliation of the beginning and ending amounts of uncertain tax positions is as follows (in thousands):

	Year ended December 31,
	2025	2024
Beginning Balance	$4,238	$4,242
Additions Based on Tax Positions Related to the Prior Year	830	101
Reductions Based on Tax Positions Related to the Prior Year	(711)	—
Additions Based on Tax Positions Related to the Current Year	105	—
Reduction Based on Tax Position Related to Settlements with taxing authorities	—	(105)
Reductions Based on Tax Position Related to a Lapse of the Applicable Statute of Limitation	(502)	—
Ending Balance	$3,960	$4,238